Note 1 - Nature of Operations (Details) (USD $)					1 Months Ended				3 Months Ended		1 Months Ended
	Dec. 31, 2013	Aug. 25, 2013	Aug. 24, 2013	Dec. 31, 2012	Mar. 31, 2014 Subsequent Event [Member] Expected to Recieve [Member] Series C Preferred Stock [Member]	Mar. 31, 2014 Subsequent Event [Member] Note Warrant 1 [Member]	Mar. 31, 2014 Subsequent Event [Member] Note Warrant 2 [Member]	Mar. 31, 2014 Subsequent Event [Member] Series C Preferred Stock [Member]	Mar. 31, 2014 Subsequent Event [Member] Series C Preferred Stock [Member]	Apr. 08, 2014 Subsequent Event [Member] Revolving Credit Facility [Member]	Mar. 31, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] Maximum [Member]	Mar. 31, 2014 Series C Preferred Stock [Member]
Note 1 - Nature of Operations (Details) [Line Items]
Common Stock, Shares, Issued	13,276,037	13,276,037		0
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		19.00%	19.00%
Business Acquisition, Percentage of Voting Interests Acquired		81.00%	81.00%
Retained Earnings (Accumulated Deficit)	$ (22,279,000)			$ (15,587,000)
Proceeds from Issuance of Convertible Preferred Stock								11,700,000
Preferred Stock, Dividend Rate, Percentage								8.00%					8.00%
Share Price								$ 3.40	$ 3.40
Conversion Offering Price Percentage											85.00%
Convertible Preferred Stock Future Public Offer Benchmark											10,000,000
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term						5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights						4.25	5.10
Warrant Exercise Price Conversion Percentage						125.00%	150.00%
Registration Statement Filing Term												30 days
Liquidating Damages Percentage of the Subscription Amount											1.50%	12.00%
Proceeds From Issuance of Convertible Preferred Stock Net					1,000,000			8,900,000	600,000
Preferred Stock, Value, Subscriptions	500,000										500,000
Line of Credit Facility, Maximum Borrowing Capacity										$ 5,000,000